September 21, 2020

U.S. Securities and Exchange Commission 100 F Street, N.E., Mail Stop 8629 Washington, D.C. 20549-8629	1940 Act Rule 24b-2 VIA EDGAR

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account H
Registration Statement on Form N-4 (File No. 333-70728)

Dear Commissioners:

Transmitted herewith for filing, and pursuant to Rule 24b-2 under the Investment Company Act of 1940, as amended, are form materials for certain eligible contract owners, in the form in which they are being used. These materials provide information regarding a voluntary variable annuity rider termination offer.

Please direct and comments and questions regarding this filing to me at (617) 663-3192 or in my absence, to Sophia Pattas at (617) 663-2332.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

AVP and Assistant Chief Counsel

617-663-3192

tloftus@jhancock.com

Enclosures:	IPFLLTR-C-P1 IPFLLTR-IME-P1 IPFLLTR-RMD-SWP-P1 IPFLOAFM_Offer-acceptance form IPFLOAFM-IME_Offer-acceptance form IPFLFLDR IPFL Public Site Mockup IPFLLTR-B-P1 IPFLLTR-FR-P1 IPFLFAQ-B

200 Berkeley Street, Boston, Massachusetts, United States, 02116